Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000033988 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000033988 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033988 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000033988 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033988 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033988 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162542 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000162542 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162542 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162542 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162542 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162542 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079551 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000079551 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000079551 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000079551 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079551 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079551 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014611 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000014611 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014611 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014611 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014611 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014611 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033987 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000033987 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033987 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000033987 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033987 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033987 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202742 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000202742 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202742 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202742 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202742 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202742 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162543 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000162543 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000162543 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162543 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162543 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014612 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000014612 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000014612 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014612 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014612 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014613 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000014613 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000014613 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014613 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014613 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162544 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000162544 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162544 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162544 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014624 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000014624 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014624 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014624 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014625 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000014625 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014625 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014625 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000162545 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000162545 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.40%
C000162545 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.60%
C000162545 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.10%
C000162545 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.50%
C000162545 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.20%
C000162545 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.00%
C000162545 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.90%
C000162545 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000162545 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.80%
C000162545 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162545 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000162545 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000162545 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162545 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162545 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162545 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000079552 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000079552 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.40%
C000079552 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.60%
C000079552 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.10%
C000079552 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.50%
C000079552 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.20%
C000079552 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.00%
C000079552 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.90%
C000079552 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000079552 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.80%
C000079552 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.10%
C000079552 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000079552 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000079552 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000079552 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079552 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079552 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014626 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000014626 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.40%
C000014626 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.60%
C000014626 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.10%
C000014626 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.50%
C000014626 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.20%
C000014626 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014626 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.90%
C000014626 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000014626 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.80%
C000014626 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014626 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000014626 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014626 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014626 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014626 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014626 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014627 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000014627 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.40%
C000014627 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.60%
C000014627 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.10%
C000014627 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.50%
C000014627 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.20%
C000014627 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014627 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.90%
C000014627 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000014627 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.80%
C000014627 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014627 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000014627 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014627 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014627 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014627 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014627 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202745 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000202745 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.40%
C000202745 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.60%
C000202745 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.10%
C000202745 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.50%
C000202745 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.20%
C000202745 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.00%
C000202745 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.90%
C000202745 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000202745 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.80%
C000202745 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.10%
C000202745 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000202745 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202745 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202745 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202745 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202745 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000033989 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000033989 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033989 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033989 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162547 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000162547 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162547 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162547 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079554 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000079554 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079554 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079554 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014631 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000014631 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014631 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014631 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014632 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000014632 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014632 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014632 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202746 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000202746 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202746 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202746 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033990 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000033990 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033990 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033990 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162548 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000162548 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162548 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162548 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079555 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000079555 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000079555 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079555 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014633 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000014633 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014633 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014633 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014634 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000014634 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014634 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014634 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033996 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000033996 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.90%
C000033996 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	16.50%
C000033996 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.90%
C000033996 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.50%
C000033996 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.30%
C000033996 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.70%
C000033996 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.50%
C000033996 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000033996 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.40%
C000033996 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.10%
C000033996 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000033996 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033996 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033996 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000162558 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000162558 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.90%
C000162558 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	16.50%
C000162558 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.90%
C000162558 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.50%
C000162558 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.30%
C000162558 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.70%
C000162558 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.50%
C000162558 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000162558 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.40%
C000162558 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.10%
C000162558 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000162558 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000162558 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162558 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000079565 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000079565 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.90%
C000079565 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	16.50%
C000079565 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.90%
C000079565 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.50%
C000079565 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.30%
C000079565 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.70%
C000079565 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.50%
C000079565 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000079565 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.40%
C000079565 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.10%
C000079565 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000079565 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000079565 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079565 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000014645 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000014645 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.90%
C000014645 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	16.50%
C000014645 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.90%
C000014645 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.50%
C000014645 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.30%
C000014645 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.70%
C000014645 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014645 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014645 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014645 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.10%
C000014645 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000014645 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014645 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014645 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000014646 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000014646 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.90%
C000014646 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	16.50%
C000014646 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.90%
C000014646 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.50%
C000014646 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.30%
C000014646 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.70%
C000014646 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014646 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014646 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014646 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.10%
C000014646 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000014646 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014646 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014646 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000202750 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000202750 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.90%
C000202750 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	16.50%
C000202750 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.90%
C000202750 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.50%
C000202750 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.30%
C000202750 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.70%
C000202750 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.50%
C000202750 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000202750 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.40%
C000202750 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.10%
C000202750 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000202750 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202750 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202750 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000014649 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000014649 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014649 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162560 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000162560 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162560 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079567 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000079567 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000079567 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014648 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000014648 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014648 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014650 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000014650 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014650 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202751 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000202751 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202751 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014652 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000014652 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014652 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162561 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000162561 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162561 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079568 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000079568 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079568 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014651 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000014651 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014651 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014653 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000014653 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014653 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014655 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000014655 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014655 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162562 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000162562 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162562 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079569 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000079569 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000079569 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014654 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000014654 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014654 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014656 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000014656 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014656 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014658 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000014658 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014658 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014658 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000162563 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000162563 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000162563 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162563 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000079570 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000079570 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000079570 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000079570 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014657 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000014657 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014657 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014657 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014659 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000014659 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014659 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014659 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202752 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000202752 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202752 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202752 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000162564 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000162564 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162564 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014660 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000014660 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014660 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014661 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000014661 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014661 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162565 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000162565 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162565 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162565 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014662 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000014662 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014662 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014662 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014663 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000014663 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014663 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014663 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033280 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000033280 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000033280 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162568 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000162568 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162568 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079573 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000079573 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000079573 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033282 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000033282 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000033282 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033281 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000033281 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000033281 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202757 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000202757 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202757 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090850 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000090850 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.30%
C000090850 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	25.00%
C000090850 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	17.30%
C000090850 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	15.00%
C000090850 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.00%
C000090850 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	9.10%
C000090850 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000090850 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000090850 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090850 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090850 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000090850 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000090850 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162588 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000162588 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.30%
C000162588 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	25.00%
C000162588 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	17.30%
C000162588 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	15.00%
C000162588 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.00%
C000162588 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	9.10%
C000162588 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000162588 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000162588 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.80%
C000162588 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000162588 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000162588 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000162588 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000090852 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000090852 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.30%
C000090852 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	25.00%
C000090852 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	17.30%
C000090852 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	15.00%
C000090852 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.00%
C000090852 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	9.10%
C000090852 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000090852 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000090852 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090852 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090852 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000090852 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000090852 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000090853 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000090853 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.30%
C000090853 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	25.00%
C000090853 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	17.30%
C000090853 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	15.00%
C000090853 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.00%
C000090853 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	9.10%
C000090853 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000090853 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000090853 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090853 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090853 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000090853 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000090853 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000090851 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000090851 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.30%
C000090851 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	25.00%
C000090851 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	17.30%
C000090851 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	15.00%
C000090851 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.00%
C000090851 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	9.10%
C000090851 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000090851 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000090851 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090851 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090851 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000090851 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000090851 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202763 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000202763 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.30%
C000202763 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	25.00%
C000202763 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	17.30%
C000202763 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	15.00%
C000202763 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.00%
C000202763 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	9.10%
C000202763 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000202763 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000202763 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.80%
C000202763 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000202763 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000202763 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202763 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000090854 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000090854 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.00%
C000090854 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.90%
C000090854 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.90%
C000090854 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.70%
C000090854 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.10%
C000090854 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.40%
C000090854 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090854 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.10%
C000090854 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000090854 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.40%
C000090854 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000090854 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000090854 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090854 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000090854 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162589 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000162589 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.00%
C000162589 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.90%
C000162589 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.90%
C000162589 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.70%
C000162589 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.10%
C000162589 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.40%
C000162589 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000162589 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.10%
C000162589 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000162589 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.40%
C000162589 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000162589 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000162589 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162589 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162589 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090856 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000090856 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.00%
C000090856 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.90%
C000090856 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.90%
C000090856 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.70%
C000090856 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.10%
C000090856 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.40%
C000090856 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090856 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.10%
C000090856 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000090856 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.40%
C000090856 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000090856 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000090856 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090856 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000090856 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090857 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000090857 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.00%
C000090857 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.90%
C000090857 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.90%
C000090857 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.70%
C000090857 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.10%
C000090857 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.40%
C000090857 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090857 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.10%
C000090857 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000090857 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.40%
C000090857 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000090857 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000090857 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090857 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000090857 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090855 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000090855 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.00%
C000090855 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.90%
C000090855 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.90%
C000090855 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.70%
C000090855 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.10%
C000090855 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.40%
C000090855 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090855 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.10%
C000090855 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000090855 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.40%
C000090855 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000090855 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000090855 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090855 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000090855 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202764 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000202764 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202764 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.90%
C000202764 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.90%
C000202764 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.70%
C000202764 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.10%
C000202764 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.40%
C000202764 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000202764 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.10%
C000202764 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000202764 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.40%
C000202764 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000202764 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202764 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202764 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202764 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000124964 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000124964 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.60%
C000124964 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.20%
C000124964 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.50%
C000124964 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000124964 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.50%
C000124964 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.20%
C000124964 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.80%
C000124964 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.20%
C000124964 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.60%
C000124964 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000124964 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000124964 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000124964 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000124964 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000162599 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000162599 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.60%
C000162599 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.20%
C000162599 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.50%
C000162599 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000162599 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.50%
C000162599 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.20%
C000162599 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.80%
C000162599 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.20%
C000162599 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.60%
C000162599 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000162599 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000162599 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000162599 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162599 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000124963 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000124963 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.60%
C000124963 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.20%
C000124963 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.50%
C000124963 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000124963 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.50%
C000124963 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.20%
C000124963 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.80%
C000124963 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.20%
C000124963 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.60%
C000124963 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000124963 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000124963 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000124963 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000124963 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000124962 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000124962 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.60%
C000124962 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.20%
C000124962 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.50%
C000124962 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000124962 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.50%
C000124962 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.20%
C000124962 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.80%
C000124962 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.20%
C000124962 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.60%
C000124962 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000124962 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000124962 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000124962 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000124962 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000124965 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000124965 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.60%
C000124965 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.20%
C000124965 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.50%
C000124965 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000124965 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.50%
C000124965 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.20%
C000124965 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.80%
C000124965 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.20%
C000124965 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.60%
C000124965 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000124965 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000124965 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000124965 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000124965 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202765 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000202765 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.60%
C000202765 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.20%
C000202765 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.50%
C000202765 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000202765 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.50%
C000202765 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.20%
C000202765 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.80%
C000202765 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.20%
C000202765 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.60%
C000202765 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000202765 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000202765 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202765 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202765 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000145610 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000145610 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000145610 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
C000145610 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
C000145610 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000145610 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[1]
C000145610 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
C000145610 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	56.70%	[1]
C000145610 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.40%
C000145610 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000145610 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.50%
C000145610 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000145610 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000145610 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	8.90%
C000145610 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	6.10%
C000145610 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000145610 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	3.90%
C000145610 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.10%
C000145610 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000145610 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000145610 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000145610 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%
C000145610 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	44.90%
C000145610 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000145610 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162600 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000162600 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
C000162600 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[2]
C000162600 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[2]
C000162600 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
C000162600 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[2]
C000162600 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[2]
C000162600 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	56.70%	[2]
C000162600 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.40%
C000162600 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000162600 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.50%
C000162600 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000162600 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162600 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	8.90%
C000162600 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	6.10%
C000162600 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000162600 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	3.90%
C000162600 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162600 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000162600 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000162600 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000162600 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%
C000162600 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	44.90%
C000162600 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000162600 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145609 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000145609 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[3]
C000145609 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[3]
C000145609 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[3]
C000145609 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[3]
C000145609 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[3]
C000145609 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[3]
C000145609 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	56.70%	[3]
C000145609 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.40%
C000145609 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000145609 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.50%
C000145609 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000145609 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000145609 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	8.90%
C000145609 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	6.10%
C000145609 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000145609 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	3.90%
C000145609 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.10%
C000145609 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000145609 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000145609 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000145609 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%
C000145609 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	44.90%
C000145609 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000145609 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145608 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000145608 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[4]
C000145608 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[4]
C000145608 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[4]
C000145608 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[4]
C000145608 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[4]
C000145608 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[4]
C000145608 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	56.70%	[4]
C000145608 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.40%
C000145608 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000145608 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.50%
C000145608 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000145608 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000145608 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	8.90%
C000145608 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	6.10%
C000145608 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000145608 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	3.90%
C000145608 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.10%
C000145608 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000145608 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000145608 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000145608 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%
C000145608 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	44.90%
C000145608 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000145608 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145611 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000145611 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[5]
C000145611 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[5]
C000145611 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[5]
C000145611 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[5]
C000145611 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[5]
C000145611 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5]
C000145611 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	56.70%	[5]
C000145611 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.40%
C000145611 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000145611 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.50%
C000145611 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000145611 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000145611 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	8.90%
C000145611 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	6.10%
C000145611 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000145611 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	3.90%
C000145611 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.10%
C000145611 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000145611 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000145611 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000145611 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%
C000145611 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	44.90%
C000145611 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000145611 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202766 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000202766 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[6]
C000202766 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[6]
C000202766 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[6]
C000202766 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[6]
C000202766 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[6]
C000202766 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[6]
C000202766 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	56.70%	[6]
C000202766 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.40%
C000202766 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000202766 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.50%
C000202766 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000202766 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000202766 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	8.90%
C000202766 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	6.10%
C000202766 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000202766 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	3.90%
C000202766 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.10%
C000202766 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202766 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000202766 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000202766 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%
C000202766 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	44.90%
C000202766 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202766 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000158756 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000158756 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.90%
C000158756 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.10%
C000158756 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.70%
C000158756 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.60%
C000158756 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.00%
C000158756 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000158756 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.20%
C000158756 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.10%
C000158756 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.80%
C000158756 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000158756 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000158756 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000158756 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000162604 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000162604 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.90%
C000162604 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.10%
C000162604 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.70%
C000162604 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.60%
C000162604 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.00%
C000162604 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000162604 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.20%
C000162604 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.10%
C000162604 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.80%
C000162604 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162604 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000162604 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000162604 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158755 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000158755 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.90%
C000158755 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.10%
C000158755 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.70%
C000158755 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.60%
C000158755 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.00%
C000158755 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000158755 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.20%
C000158755 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.10%
C000158755 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.80%
C000158755 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000158755 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000158755 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000158755 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158754 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000158754 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.90%
C000158754 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.10%
C000158754 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.70%
C000158754 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.60%
C000158754 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.00%
C000158754 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000158754 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.20%
C000158754 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.10%
C000158754 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.80%
C000158754 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000158754 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000158754 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000158754 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158757 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000158757 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.90%
C000158757 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.10%
C000158757 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.70%
C000158757 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.60%
C000158757 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.00%
C000158757 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000158757 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.20%
C000158757 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.10%
C000158757 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.80%
C000158757 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000158757 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000158757 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000158757 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000171519 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
C000171519 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[7]
C000171519 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[7]
C000171519 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[7]
C000171519 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[7]
C000171519 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%	[7]
C000171519 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%	[7]
C000171519 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[7]
C000171519 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.60%
C000171519 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.40%
C000171519 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.90%
C000171519 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.40%
C000171519 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.70%
C000171519 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000171519 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	8.20%
C000171519 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.70%
C000171519 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000171519 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.90%
C000171519 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000171519 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000171519 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	69.70%
C000171519 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000171519 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000171519 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000171516 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
C000171516 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[8]
C000171516 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[8]
C000171516 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[8]
C000171516 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[8]
C000171516 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%	[8]
C000171516 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%	[8]
C000171516 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[8]
C000171516 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.60%
C000171516 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.40%
C000171516 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.90%
C000171516 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.40%
C000171516 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.70%
C000171516 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000171516 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	8.20%
C000171516 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.70%
C000171516 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000171516 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.90%
C000171516 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000171516 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000171516 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	69.70%
C000171516 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000171516 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000171516 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000171518 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
C000171518 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[9]
C000171518 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[9]
C000171518 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[9]
C000171518 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[9]
C000171518 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%	[9]
C000171518 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%	[9]
C000171518 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[9]
C000171518 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.60%
C000171518 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.40%
C000171518 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.90%
C000171518 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.40%
C000171518 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.70%
C000171518 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000171518 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	8.20%
C000171518 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.70%
C000171518 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000171518 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.90%
C000171518 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000171518 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000171518 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	69.70%
C000171518 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000171518 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000171518 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000171517 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
C000171517 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[10]
C000171517 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[10]
C000171517 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[10]
C000171517 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[10]
C000171517 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%	[10]
C000171517 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%	[10]
C000171517 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[10]
C000171517 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.60%
C000171517 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.40%
C000171517 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.90%
C000171517 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.40%
C000171517 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.70%
C000171517 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000171517 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	8.20%
C000171517 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.70%
C000171517 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000171517 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.90%
C000171517 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000171517 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000171517 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	69.70%
C000171517 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000171517 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000171517 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000171520 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
C000171520 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[11]
C000171520 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[11]
C000171520 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[11]
C000171520 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[11]
C000171520 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%	[11]
C000171520 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%	[11]
C000171520 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[11]
C000171520 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.60%
C000171520 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.40%
C000171520 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.90%
C000171520 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.40%
C000171520 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.70%
C000171520 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000171520 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	8.20%
C000171520 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.70%
C000171520 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000171520 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.90%
C000171520 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000171520 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000171520 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	69.70%
C000171520 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000171520 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000171520 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000202768 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
C000202768 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[12]
C000202768 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[12]
C000202768 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[12]
C000202768 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[12]
C000202768 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%	[12]
C000202768 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%	[12]
C000202768 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[12]
C000202768 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.60%
C000202768 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.40%
C000202768 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.90%
C000202768 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.40%
C000202768 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.70%
C000202768 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000202768 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	8.20%
C000202768 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.70%
C000202768 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000202768 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.90%
C000202768 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000202768 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202768 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	69.70%
C000202768 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000202768 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202768 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000171525 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000171525 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000171525 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000171525 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171522 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000171522 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000171522 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000171522 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171524 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000171524 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000171524 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000171524 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171523 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000171523 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000171523 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000171523 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171521 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	9790.00%
C000171521 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171521 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000171521 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202769 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000202769 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202769 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202769 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000175456 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000175456 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.00%
C000175456 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.90%
C000175456 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.60%
C000175456 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000175456 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000175456 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000175456 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000175456 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.30%
C000175456 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.10%
C000175456 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000175456 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.10%
C000175456 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000175456 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000175453 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000175453 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.00%
C000175453 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.90%
C000175453 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.60%
C000175453 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000175453 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000175453 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000175453 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000175453 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.30%
C000175453 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.10%
C000175453 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000175453 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.10%
C000175453 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000175453 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000175455 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000175455 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.00%
C000175455 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.90%
C000175455 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.60%
C000175455 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000175455 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000175455 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000175455 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000175455 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.30%
C000175455 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.10%
C000175455 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000175455 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.10%
C000175455 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000175455 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000175454 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000175454 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.00%
C000175454 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.90%
C000175454 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.60%
C000175454 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000175454 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000175454 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000175454 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000175454 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.30%
C000175454 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.10%
C000175454 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000175454 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.10%
C000175454 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000175454 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000175457 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000175457 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.00%
C000175457 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.90%
C000175457 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.60%
C000175457 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000175457 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000175457 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000175457 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000175457 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.30%
C000175457 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.10%
C000175457 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000175457 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.10%
C000175457 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000175457 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000202770 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000202770 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.00%
C000202770 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.90%
C000202770 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.60%
C000202770 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000202770 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000202770 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000202770 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000202770 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.30%
C000202770 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.10%
C000202770 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000202770 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.10%
C000202770 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000202770 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%

[1]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
[2]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
[3]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
[4]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
[5]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
[6]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
[7]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[8]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[9]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[10]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[11]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[12]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.